COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Letters of credit issued to guarantee performance of a client to a third party	$ 20,000,000	$ 17,600,000
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	$ 1,200,000,000	$ 1,000,000,000